Basis of Presentation	12 Months Ended
Dec. 31, 2023
Basis of Presentation
Basis of Presentation

(2)   Basis of Presentation

The consolidated financial statements have been prepared on the basis of the accounting records of Grifols, S.A. and of the Group companies. The consolidated financial statements for 2023 have been prepared under International Financial Reporting Standards as issued by the International Accounting Standard Board (IFRS-IASB) which for Grifols Group purposes, are identical to the International Financial Reporting Standards as adopted by the European Union (IFRS-EU) to present fairly the consolidated equity and consolidated financial position of Grifols, S.A. and subsidiaries at 31 December 2023, as well as the consolidated results from their operations, consolidated cash flows and consolidated changes in equity for the year then ended.

At their meeting held on 17 April 2024 the Board of Directors of Grifols, S.A. authorized for issue the 2023 consolidated financial statements.

The consolidated financial statements are presented in thousands of Euros, which is the functional and presentation currency of the Parent.

These consolidated financial statements for 2023 show comparative figures for 2022 and voluntarily show figures for 2021 from the consolidated statement of profit and loss, consolidated statement of comprehensive income, consolidated statement of changes in equity and consolidated statement of cash flows and their corresponding notes thereto. For the purposes of comparing the consolidated statement of profit and loss for 2023, 2022 and 2021 and the consolidated balance sheet for 2023 and 2022, the effects of the application new standards described in note 2 must be taken into account.

The Group adopted IFRS-EU for the first time on 1 January 2004 and has been preparing its financial statements under International Financial Reporting Standards, as adopted by the European Union (IFRS-EU) as required by Spanish capital market regulations governing the presentation of financial statements by companies whose debt or own equity instruments are listed on a regulated market.

In accordance with the provision of section 357 of the Irish Companies Act 2014, the Company has irrevocably guaranteed all liabilities of an Irish subsidiary undertaking, Grifols Worldwide Operations Limited (Ireland) (see Appendix I), for the financial year ended 31 December 2023 as referred to in subsection 1(b) of that Act, for the purposes of enabling Grifols Worldwide Operations Limited to claim exemption from the requirement to file their own financial statements in Ireland.

(a)    Relevant accounting estimates, assumptions and judgments used when applying accounting principles

The preparation of the consolidated financial statements in conformity with IFRS-IASB requires management to make judgments, estimates and assumptions that affect the application of Group accounting policies. The following notes include a summary of the relevant accounting estimates and judgments used to apply accounting policies which have the most significant effect on the amounts recognized in the consolidated financial statements.

●	Determination of the fair value of assets, liabilities and contingent liabilities in relation to business combinations. The fair value methods used by the Group are detailed in note 3. During fiscal year 2023, there were no significant business combinations.
●	Assumptions used to test non-current assets and goodwill for impairment. Relevant cash generating units are tested annually for impairment. These are based on risk-adjusted future cash flows discounted using appropriate interest rates. The key assumptions used are specified in note 6. Assumptions relating to risk-adjusted future cash flows and discount rates are based on business forecasts and are therefore inherently subjective. Future events could cause a change in business forecasts, with a consequent adverse effect on the future results of the Group. To the extent considered a reasonably possible change in key assumptions could result in an impairment of goodwill, a sensitivity analysis has been disclosed to show the effect of changes to these assumptions and the effect of the cash generating unit (CGU) on the recoverable amount.
●	Evaluation of the capitalization of development costs (see note 4(d)). The key assumption is related to the estimation of sufficient future economic benefits of the projects.
●	The calculation of the income tax expense requires tax legislation interpretations in the jurisdictions where Grifols operates. The decision as to whether the tax authority will accept a given uncertain tax treatment and the expected outcome of outstanding litigation requires significant estimates and judgements. Likewise, Grifols recognizes deferred tax assets, mainly from tax credits and rights to deduct to the extent that it is probable that sufficient taxable income will be available against which temporary differences can be utilized, based on management assumptions regarding amount and payments of future taxable profits (see notes 4(q) and 28).
●	Determination of chargebacks made to certain customers in the United States (see note 4 (p)).
●	The assumptions used for the calculation of the fair value of financial instruments (see notes 3, 29 and 31).
●	Evaluation of whether Grifols controls a subsidiary or not, analyzing factors such as rights derived from contractual agreements, as well as actual and potential voting rights, considering for these purposes the potential voting rights held by Grifols exercisable at the closing date (see note 10 and 19).

In addition, the Group has considered as a relevant judgment the classification as a non-current asset held for sale of the 20% stake held in Shanghai RAAS Blood Products Co. Ltd.

No changes have been made to prior year judgments relating to existing uncertainties.

The Group is also exposed to interest rate and currency risks. Refer to sensitivity analysis in note 30.

(b)   Basis of consolidation

Appendix I shows details of the percentages of direct or indirect ownership of subsidiaries by the Company at 31 December 2023, 2022 and 2021, as well as the consolidation method used in each case for preparation of the accompanying consolidated financial statements.

Subsidiaries in which the Company directly or indirectly owns the majority of equity or voting rights have been fully consolidated. Associates in which the Company owns between 20% and 50% of share capital and over which it has no control but does have significant influence, have been accounted for under the equity method.

Although the Group holds 49% of the shares with voting rights of Grifols Malaysia Sdn Bhd, it controls the majority of the economic and voting rights of Grifols Malaysia Sdn Bhd through a contract with the other shareholder and a pledge on its shares. As a consequence, it has been fully consolidated.

On the other hand, the Group holds the 75% of the share capital of Biotek America LLC (“ITK JV”), a company created as a result of a collaboration with Immunotek GH, LLC (Immunotek) with the aim of building and managing 28 plasma donor centers (see note 10). This collaboration has been integrated in these consolidated financial statements as a joint agreement.

The entities Haema AG, BPC Plasma, Inc. and Haema Plasma Kft., of which Grifols does not hold shares, but there exists control over them (see notes 3(d) and 19), have been fully consolidated.

Grifols (Thailand) Ltd. has two classes of shares and it grants the majority of voting rights to the class of shares held by the Group. As a consequence, it has been fully consolidated.

Changes in associates and jointly controlled entities are detailed in note 10.

Changes in subsidiaries

In 2023:

●	Grifols Escrow Issuer, S.A. and Gripdan Invest, S.L.

With effect as of 1 January 2023, Grifols Escrow Issuer, S.A., Gripdan Invest, S.L and Grifols, S.A. entered into a merger agreement, with Grifols, S.A. being the surviving company.

‘This operation has had no impact on the Consolidated Financial Statements.

●	Access Biologicals LLC. and Chiquito Acquisition Corp.

With effect as of 1 April 2023, Access Biologicals, L.L.C, Chiquito Acquisition Corp. and Grifols Bio Supplies, Inc. (formerly Interstate Blood Bank, Inc. (IBBI)) entered into a merger agreement, with Grifols Bio Supplies, Inc. being the surviving company.

‘This operation has had no impact on the Consolidated Financial Statements.

•	Goetech LLC

On 30 June 2023, the company Geotech LLC (D/B/A Medkeeper) has been dissolved.

This operation has had no impact on the Consolidated Financial Statements.

•	Kiro Grifols, S.L.

On 27 July 2023, Grifols reached an agreement to acquire the remaining 10% of shares of Kiro Grifols, S.L. for a total amount of Euros 1,161 thousand.

•	AlbaJuna Therapeutics, S.L.

On 9 October 2023, Grifols, through its wholly owned subsidiary Grifols Innovation and New Technologies Limited, Inc., reached an agreement to acquire the remaining 51% of shares of AlbaJuna Therapeutics, S.L. for a total amount of 1 Euro (see note 3 (b)).

•	Biotest (U.K.), Ltd.

On 1st June 2023, Grifols U.K., Ltd. reached an agreement with Biotest AG to acquire the total shares of Biotest (U.K. Ltd.) for a total amount of Euros 20,079 thousand. With effect 1st November 2023, Biotest (U.K., Ltd.) has transferred its net assets to Grifols U.K., resulting in an amalgamation.

The following companies were formed during 2023 and became part of the Grifols Group consolidated:

●	Biomat Holdings, LLC
●	Canada, Inc. (subsequently changed its name to Grifols Plasma Canada - Ontario Inc.)

In 2022:

●	Albimmune, S.L.

On 13 January 2022, Grifols, through its wholly owned subsidiary Grifols Innovation and New Technologies Limited, Inc., reached an agreement to acquire 51% of the shares of Albimmune, S.L. for a total amount of Euros 3,000.

●	VCN Biosciences, S.L.

On 10 March 2022, Grifols, together with the other shareholders, reached an agreement to sell one hundred percent of the issued and outstanding shares of VCN Bioscience, S.L. for US Dollars 7,700 thousand.

As a result of this divestment, the Group has recognized income of Euros 7,557 thousand in the statement of profit and loss.

●	Biomat USA, Inc.

Effective 1 April 2022, Biomat USA Inc. and Talecris Plasma Resources, Inc. entered into a merger agreement, and the resulting company was Biomat USA, Inc.

●	Biotest AG and Grifols Biotest Holdings GmbH

On 25 April 2022, and once all regulatory approvals had been obtained, Grifols completed the acquisition of 70.18% of the share capital of Biotest AG and the entire share capital of Tiancheng (Germany) Pharmaceutical Holdings AG, whose current corporate name is Grifols Biotest Holdings GmbH, for Euros 1,460,853 thousand (see note 3).

●	Access Biologicals Inc.

On 15 June 2022, Grifols, through its wholly owned subsidiary Chiquito Acquisition Corp., reached an agreement to acquire all the shares of Access Biologicals LLC, exercising the call option for the remaining 51% for a total of US Dollars 142 million (see note 3 and 10).

●	Grifols México, S.A. de C.V.

Effective 15 December 2022, Grifols México, S.A. de C.V. and Logística Grifols, S.A. de C.V. entered into a merger agreement, and the resulting company was Grifols México, S.A. de C.V.

In 2021:

●	Grifols Pyrenees Research Center, SL

Grifols, through its wholly-owned subsidiary Grifols Innovation and New Technologies Limited (“GIANT”), owns 80% of the company Grifols Pyrenees Research Center, SL, which was created to develop and manage a new research center specializing in immunology, which will enhance the knowledge of the human immune system and develop new immunological therapies. The contribution made by the Group amounted to Euros 2 thousand.

The remaining 20% belongs to the Government of Andorra, through its economic promotion office Andorra Desenvolupament i Inversió.

●	Gigagen, Inc.

On 8 March 2021, Grifols, through its wholly owned subsidiary Grifols Innovation and New Technologies Limited (“GIANT”), reached an agreement to acquire all of the shares of Gigagen, Inc. for a total consideration of US Dollars 90.5 million.

With the acquisition of 100% of the shareholding, Grifols obtained control over Gigagen and, therefore, it is considered a group company and started to be consolidated under the full integration method. Until that date, the previous shareholding of 43.96% was accounted for by the equity method. The difference between the fair value of the previous shareholding and the value recognized in books was Euros 34,525 thousand (US Dollars 41,758 thousand), recognizing a gain for this amount “Profit/Loss of equity accounted investees” in the statement of profit and loss (see note 3).

•	Grifols Canada Plasma, Inc. (formerly Prometic Plasma Resources, Inc.)

On 31 December 2021, Grifols, through its wholly owned subsidiary Grifols Canada Therapeutics Inc., reached an agreement to acquire all of the shares of Prometic Plasma Resources Inc. for a total consideration of US Dollars 8,805 thousand (see note 3).

●	Grifols Escrow Issuer, S.A.

On August 26, 2021, Grifols, S.A. acquired all of the shares of Grifols Escrow Issuer, S.A. for a total consideration of US Dollars 60 thousand.

●	Araclon Biotech, SL

On October 2021 Araclon Biotech, S.L carried out a share capital increases of Euros 10 million. After the latter capital increase Grifols’ interest rises to 75.85%.

●	Haema Plasma Kft.

On 1 February 2021, Scranton Plasma B.V. acquired 100% of the shares of Haema Plasma Kft. (see note 3 (b)).

The following companies were incorporated during 2021 and were included in the consolidated Grifols Group.

●	Grifols Middle East&Africa, LLC
●	Grifols Bio North America, LLC
●	Biomat Holdco, LLC
●	Biomat Newco, Corp

(c)   Amendments to IFRS in 2023, 2022 and 2021

In accordance with IFRS, the following should be noted in connection with the scope of application of IFRS and the preparation of these consolidated financial statements of the Group.

Effective in 2023

The following standards published by the IASB and the IFRS Interpretations Committee and adopted by the European Union for application in Europe came into force in 2023 and, therefore, have been taken into account in the preparation of these consolidated financial statements:

Mandatory application for annual periods
beginning on or after:
Normas		EU effective date	IASB effective date
IAS 12	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued on 7 May 2021)	1 January 2023	1 January 2023

IFRS 17	Insurance Contracts (issued on 18 May 2017); including Amendments to IFRS 17 (issued on 25 June 2020)	1 January 2023	1 January 2023

IAS 8	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estitmates (issued on 12 February 2021)	1 January 2023	1 January 2023

IAS 1	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (issued on 12 February 2021)	1 January 2023	1 January 2023

IAS 12	Amendments to IAS 12 Income taxes: International Tax Reform – Pillar Two Model Rules (issued 23 May 2023)	1 January 2023	1 January 2023

IFRS 17	Amendments to IFRS 17 Isurance contracts: Initial Application of IFRS 17 and IFRS 9 - Comparative Information (issued on 9 December 2021)	1 January 2023	1 January 2023

The application of these standards and interpretations has had no significant impact on these consolidated financial statements.

Standards issued but not effective in 2023

At the date these consolidated financial statements were authorized for issue, the following IFRS and amendments have been published by the IASB but their application is not mandatory until the future periods indicated below:

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date

IAS 1

Amendments to IAS 1 Presentation of Financial Statements: - Classification of Liabilities as Current or Non-current Date (issued on 23 January 2020); - Classification of Liabilities as Current or Non-current - Deferral of Effective Date (issued on 15 July 2020); and - Non-current Liabilities with Covenants (issued on 31 October 2022)

		1 January 2024	1 January 2024
IFRS 16	Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback (issued on 22 September 2022)	1 January 2024	1 January 2024
IAS 7	Amendments to IAS 7 Cash flow statement and IFRS 16 Financial instruments: information to disclose: Financial agreements with suppliers (issued on 25 May 2023).	pending	1 January 2024
IAS 21	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability (issued on 15 August 2023)	pending	1 January 2025

The Group has not applied any of these standards or interpretations in advance of their effective date.

The application of these standards and interpretations would not have significant impact on these consolidated financial statements.

Effective in 2022

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date
Amendments issued 14 May 2020 to:
– IFRS 3 Business Combinations: references to the Conceptual Framework;
Various	– IAS 16 Property, Plant and Equipment: Proceeds before Intended Use;	1 January 2022	1 January 2022
– IAS 37 Provisions, Contingent Liabilities and Contingent Assets: Onerous Contracts — Cost of Fulfilling a Contract ; and
– Annual Improvements to IFRSs 2018-2020: IFRS 1, IFRS 9, IFRS 16 and IAS 41.

Effective in 2021

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date
IFRS 4	Amendments to IFRS 4 Insurance Contracts – deferral of IFRS 9 (issued on 25 June 2020)	1 January 2021	1 January 2021
Various	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2 (issued on 27 August 2020)	1 January 2021	1 January 2021
IFRS 16	Amendment to IFRS 16 Leases Covid 19-Related Rent Concessions beyond 30 June 2021 (issued on 31 March 2021)	1 April 2021	1 April 2021